Pioneer ILS Interval Fund
Schedule of Investments  |  January 31, 2025

Ticker Symbol: XILSX

Schedule of Investments  |  1/31/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 96.2% of Net Assets#
	Event Linked Bonds — 15.6%
	Earthquakes – Chile — 0.1%
750,000(a)	International Bank for Reconstruction & Development, 9.153%, (SOFR + 479 bps), 3/31/26 (144A)	$ 761,250
	Earthquakes – Mexico — 0.2%
1,000,000(a)	International Bank for Reconstruction & Development, 8.584%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,021,400
500,000(a)	International Bank for Reconstruction & Development, 15.584%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,600
		$1,524,000

	Earthquakes – U.S. — 0.2%
1,500,000(a)	Veraison Re, 9.034%, (3 Month U.S. Treasury Bill + 475 bps), 3/8/27 (144A)	$ 1,549,200
	Flood – U.S. — 2.9%
12,900,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 13,493,400
2,450,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	2,503,655
2,500,000(a)	FloodSmart Re, 21.534%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	2,508,500
750,000(a)	FloodSmart Re, 26.684%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	525,000
		$19,030,555

	Multiperil – Puerto Rico — 0.0%†
250,000(a)	Puerto Rico Parametric Re, 13.284%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 258,800
	Multiperil – U.S. — 3.4%
1,000,000(a)	Atela Re, Ltd., 18.534%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	$ 1,082,500
750,000(a)	Four Lakes Re, 13.784%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	773,925
2,500,000(a)	Herbie Re, 10.284%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	2,442,500
1,500,000(a)	Herbie Re, 13.284%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,468,050
1Pioneer ILS Interval Fund | 1/31/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
500,000(a)	Herbie Re, 15.034%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	$ 510,450
1,000,000(a)	Herbie Re, 27.284%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	998,000
350,000(a)	Hypatia Re, 14.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	369,215
1,500,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,569,300
2,000,000(a)	Merna Re II, 11.814%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	2,055,000
1,000,000(a)	Merna Re II, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	1,039,400
3,000,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	3,166,500
2,500,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	2,610,500
250,000(a)	Sanders Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	250,225
1,250,000(a)	Sanders Re, 9.534%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	1,248,875
1,975,000(a)	Sanders Re, 10.034%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	2,063,875
250,000(a)	Sanders Re III, 9.834%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	259,225
		$21,907,540

	Multiperil – U.S. & Canada — 2.1%
2,000,000(a)	Bridge Street Re, 8.284%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	$ 1,997,000
1,000,000(a)	Easton Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	1,030,700
2,750,000(a)	Galileo Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	2,903,450
1,500,000(a)	Kilimanjaro II Re, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	1,591,800
250,000(a)	Matterhorn Re, 10.157%, (SOFR + 575 bps), 12/8/25 (144A)	247,225
2,000,000(a)	Mona Lisa Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	2,015,000
Pioneer ILS Interval Fund | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
2,000,000(a)	Mona Lisa Re, 16.784%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	$ 2,096,000
2,000,000(a)	Ramble Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	2,007,200
		$13,888,375

	Multiperil – U.S. Regional — 0.3%
2,345,320(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	$ 2,088,977
	Multiperil – Worldwide — 0.5%
2,000,000(a)	Kendall Re, 10.534%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	$ 2,112,000
750,000(a)	Kendall Re, 12.034%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	780,000
		$2,892,000

	Windstorm – Florida — 1.1%
1,000,000(a)	Armor Re, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	$ 1,037,600
1,000,000(a)	Integrity Re, 17.534%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	1,024,400
1,000,000(a)	Integrity Re, 27.284%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	950,000
250,000(a)	Integrity Re II Pte, 5.354%, (3 Month USD LIBOR + 50 bps), 4/12/28 (144A)	0
1,000,000(a)	Marlon Re, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	1,021,000
500,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	525,400
2,500,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	2,615,000
		$7,173,400

	Windstorm – Louisana — 0.2%
1,000,000(a)	Bayou Re, 23.984%, (1 Month U.S. Treasury Bill + 1,970 bps), 5/26/26 (144A)	$ 1,112,100
	Windstorm – Mexico — 0.3%
2,000,000(a)	International Bank for Reconstruction & Development, 18.071%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 2,069,400
	Windstorm - New York — 0.7%
4,250,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 4,326,925
3Pioneer ILS Interval Fund | 1/31/25

Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.3%
2,000,000(a)	Cape Lookout Re, 12.284%, (1 Month U.S. Treasury Bill + 800 bps), 4/5/27 (144A)	$ 2,070,800
	Windstorm – Texas — 0.8%
2,000,000(a)	Alamo Re, 12.034%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	$ 2,075,000
3,000,000(a)	Alamo Re, 15.534%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,171,600
		$5,246,600

	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 22.284%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 544,950
	Windstorm – U.S. Multistate — 0.4%
1,250,000(a)	Gateway Re, 9.784%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	$ 1,277,625
1,000,000(a)	Gateway Re, 14.284%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	1,020,300
		$2,297,925

	Windstorm – U.S. Regional — 0.6%
1,000,000(a)	Citrus Re, 13.054%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	$ 1,047,600
1,250,000(a)	Citrus Re, 13.534%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	1,298,250
1,750,000(a)	Citrus Re, 14.784%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	1,802,850
		$4,148,700

	Winterstorm – Florida — 1.4%
5,000,000(a)	Integrity Re, 17.144%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 5,190,000
3,500,000(a)	Lightning Re, 15.284%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	3,706,500
		$8,896,500

	Total Event Linked Bonds	$101,787,997

Face Amount USD ($)
Collateralized Reinsurance — 18.3%
Multiperil – Massachusetts — 0.1%
750,000(b)(c)+	Portsalon Re 2022, 5/31/28	$ 687,690
Pioneer ILS Interval Fund | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – U.S. — 8.5%
13,944,962(c)+	Ballybunion Re 2022, 12/31/27	$ —
4,000,000(b)(c)+	Cheltenham-PI0051 Re 2024, 5/31/30	3,905,461
46,241,115(b)(c)+	PI0047 2024-1, 12/31/29	51,023,408
11,084,286(b)(c)+	Riviera Re 2018-2, 4/30/25	443,371
		$55,372,240

	Multiperil – Worldwide — 8.8%
5,330,000(b)(c)+	Amaranth Re 2024, 12/31/29	$ 5,596,500
10,000,000(b)(c)+	Cerulean Re 2018-B1, 7/31/25	—
7,900,000(b)(c)+	Dartmouth Re 2021, 12/31/25	1,185,000
14,250,000(b)(c)+	Gamboge Re, 3/31/30	14,533,535
8,999,880(c)+	Kingston Heath Re 2021, 12/31/25	1,020,390
6,150,000(b)(c)+	Kingston Heath Re 2025, 12/31/30	4,901,076
5,273,540(b)(c)+	Lindrick Re 2018, 6/16/25	560,050
11,750,000(b)(c)+	Merion Re 2024-1, 12/31/29	325,977
12,650,000(b)(c)+	Merion Re 2025-1, 12/31/30	11,068,534
13,750,000(b)(c)+	Old Head Re 2025, 12/31/30	10,889,409
2,767,000(b)(c)+	Phoenix 3 Re, 1/4/39	3,102,084
2,500,000(b)(c)+	Pine Valley Re 2025, 12/31/29	2,155,143
5,150,000(c)+	Portsalon Re 2021, 6/30/25	193,780
8,050,000(b)(c)+	Walton Health Re 2019, 6/30/25	1,102,769
5,250,000(b)(c)+	Walton Health Re 2022, 12/15/27	765,205
		$57,399,452

	Windstorm – North Carolina — 0.0%†
2,275,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	$ 33,443
500,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	4,550
250,000(b)(c)+	Mangrove Risk Solutions, 4/30/30	1,268
		$39,261

	Windstorm – U.S. Regional — 0.9%
11,521,321(b)(c)+	Oakmont Re 2020, 3/31/27	$ —
5,710,625(b)(c)+	Oakmont Re 2024, 4/1/30	5,857,150
		$5,857,150

	Total Collateralized Reinsurance	$119,355,793

	Reinsurance Sidecars — 62.3%
	Multiperil – U.S. — 3.8%
21,755,605(c)+	Carnoustie Re 2023, 12/31/28	$ 1,629,122
24,301,637(b)(c)+	Carnoustie Re 2025, 12/31/30	23,329,572
13,440,056(c)+	Clearwater Re 2023, 3/31/29	13,440
33,700,000(b)(d)+	Harambee Re 2018, 12/31/25	20,220
5Pioneer ILS Interval Fund | 1/31/25

Face Amount USD ($)		Value
	Multiperil – U.S. — (continued)
27,831,163(d)+	Harambee Re 2019, 12/31/25	$ —
27,000,000(b)(d)+	Harambee Re 2020, 12/31/25	—
		$24,992,354

	Multiperil – U.S. Regional — 0.0%
5,110,275(b)(c)+	Brotherhood Re, 1/31/26	$ —
	Multiperil – Worldwide — 58.5%
2,000,000(d)+	Alturas Re 2020-3, 9/30/25	$ —
7,273,599(d)+	Alturas Re 2021-3, 7/31/25	298,218
7,796,973(d)+	Alturas Re 2022-2, 12/31/27	435,851
9,295,000(b)(c)+	Banbury-PI0050 Re 2024, 3/31/30	9,799,268
27,060,000(b)(c)+	Bantry Re 2024, 12/31/29	3,640,737
29,560,000(b)(c)+	Bantry Re 2025, 12/31/30	28,968,800
51,030,677(c)+	Berwick Re 2020-1, 12/31/25	—
40,774,052(b)(c)+	Berwick Re 2025, 12/31/30	40,366,312
23,516,314(b)(c)+	Carnoustie Re 2024, 12/31/29	2,117,460
12,537,552(b)(c)+	Clearwater Re 2024, 3/31/30	13,791,307
6,545,000(b)(c)+	Clearwater Re 2025, 12/31/30	6,414,100
1,988,789(b)(c)+	Eden Re II, 3/21/25 (144A)	132,254
3,340,000(b)(c)+	Eden Re II, 3/20/26 (144A)	82,190
125,000(c)+	Eden Re II, 3/19/27 (144A)	371,814
123,000(b)(c)+	Eden Re II, 3/17/28 (144A)	2,457,749
12,100,000(b)(c)+	Eden Re II, 3/19/30 (144A)	10,719,390
22,970,000(b)(c)+	Gleneagles Re 2021, 12/31/25	2,297
17,548,844(b)(c)+	Gleneagles Re 2022, 12/31/27	2,632,327
48,060,000(b)(c)+	Gullane Re 2024, 12/31/29	4,846,960
50,310,000(b)(c)+	Gullane Re 2025, 12/31/30	48,297,600
13,577,448(b)(d)+	Lorenz Re 2019, 6/30/25	105,904
31,748,721(b)(c)+	Merion Re 2022-2, 12/31/27	28,515,398
28,383,000(c)+	Pangaea Re 2021-3, 7/1/25	155,620
20,650,000(b)(c)+	Pangaea Re 2024-3, 7/1/28	21,682,500
23,150,000(b)(c)+	Pangaea Re 2025-1, 12/31/30	22,455,500
9,045,000(b)(c)+	Rosapenna Re 2024, 6/30/30	9,528,738
20,646(b)(c)+	Sector Re V, 12/1/28 (144A)	6,014,028
10,710(b)(c)+	Sector Re V, 12/1/28 (144A)	3,119,744
24,000,000(b)(c)+	Sector Re V, 12/1/29 (144A)	24,826,272
35,500,000(c)+	Sussex Re 2021-1, 12/31/25	—
20,750,000(c)+	Sussex Re 2022, 12/31/27	—
19,180,000(b)(d)+	Thopas Re 2020, 12/31/25	3,836
40,000,000(d)+	Thopas Re 2021, 12/31/25	372,000
43,771,241(d)+	Thopas Re 2022, 12/31/27	—
45,672,917(d)+	Thopas Re 2023, 12/31/28	155,288
Pioneer ILS Interval Fund | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
45,672,917(b)(d)+	Thopas Re 2024, 12/31/29	$ 4,169,937
48,350,000(b)(c)+	Thopas Re 2025, 12/31/30	41,875,935
28,214,522(d)+	Torricelli Re 2021, 7/31/25	183,394
26,000,000(d)+	Torricelli Re 2022, 6/30/28	91,000
27,000,000(d)+	Torricelli Re 2023, 6/30/29	488,700
32,500,000(b)(d)+	Torricelli Re 2024, 6/30/30	35,909,480
27,500,000(b)(d)+	Viribus Re 2018, 12/31/25	—
11,676,844(d)+	Viribus Re 2019, 12/31/25	—
17,333,977(b)(d)+	Viribus Re 2020, 12/31/25	532,153
18,736,586(b)(d)+	Viribus Re 2022, 12/31/27	29,979
23,750,000(d)+	Viribus Re 2023, 12/31/28	1,099,625
3,958,334(b)(d)+	Viribus Re 2024, 12/31/29	5,467,647
		$382,157,312

	Total Reinsurance Sidecars	$407,149,666

	Total Insurance-Linked Securities (Cost $599,551,987)	$628,293,456

Shares
	SHORT TERM INVESTMENTS — 3.7% of Net Assets
	Open-End Fund — 3.7%
24,131,316(e)	Dreyfus Government Cash Management, Institutional Shares, 4.26%	$ 24,131,316
		$24,131,316

	TOTAL SHORT TERM INVESTMENTS (Cost $24,131,316)	$24,131,316

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.9% (Cost $623,683,303)	$652,424,772
	OTHER ASSETS AND LIABILITIES — 0.1%	$579,286
	net assets — 100.0%	$653,004,058

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
7Pioneer ILS Interval Fund | 1/31/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $149,511,438, or 22.9% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at January 31, 2025.
(b)	Non-income producing security.
(c)	Issued as participation notes.
(d)	Issued as preference shares.
(e)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$500,000	$544,950
Alamo Re	4/4/2024	2,000,000	2,075,000
Alamo Re	4/4/2024	3,000,000	3,171,600
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	7/1/2021	706,965	298,218
Alturas Re 2022-2	1/18/2022	—	435,851
Amaranth Re 2024	2/5/2024	4,495,196	5,596,500
Armor Re	4/11/2024	1,000,000	1,037,600
Atela Re, Ltd.	4/29/2024	1,000,000	1,082,500
Ballybunion Re 2022	3/9/2022	—	—
Banbury-PI0050 Re 2024	8/19/2024	9,295,000	9,799,268
Bantry Re 2024	2/1/2024	—	3,640,737
Bantry Re 2025	1/15/2025	29,560,000	28,968,800
Bayou Re	2/5/2024	1,030,347	1,112,100
Berwick Re 2020-1	9/18/2020	—	—
Berwick Re 2025	1/15/2025	40,774,052	40,366,312
Bridge Street Re	12/24/2024	2,000,000	1,997,000
Brotherhood Re	1/22/2018	812,866	—
Cape Lookout Re	3/12/2024	2,000,000	2,070,800
Carnoustie Re 2023	2/15/2023	—	1,629,122
Carnoustie Re 2024	1/11/2024	—	2,117,460
Carnoustie Re 2025	1/14/2025	24,301,637	23,329,572
Cerulean Re 2018-B1	9/10/2018	2,224,560	—
Cheltenham-PI0051 Re 2024	7/1/2024	3,146,012	3,905,461
Citrus Re	4/27/2023	1,000,000	1,047,600
Citrus Re	3/19/2024	1,250,000	1,298,250
Citrus Re	3/19/2024	1,750,000	1,802,850
Clearwater Re 2023	5/3/2023	—	13,440
Clearwater Re 2024	5/6/2024	12,537,552	13,791,307
Clearwater Re 2025	1/15/2025	6,545,000	6,414,100
Dartmouth Re 2021	1/19/2021	905,791	1,185,000
Easton Re	5/16/2024	988,694	1,030,700
Eden Re II	1/25/2021	394,570	132,254
Eden Re II	1/21/2022	65,490	82,190
Pioneer ILS Interval Fund | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Eden Re II	1/17/2023	$—	$371,814
Eden Re II	1/10/2024	123,000	2,457,749
Eden Re II	12/27/2024	12,100,000	10,719,390
FloodSmart Re	2/23/2023	2,450,000	2,503,655
FloodSmart Re	2/23/2023	750,000	525,000
FloodSmart Re	2/29/2024	12,900,000	13,493,400
FloodSmart Re	2/29/2024	2,500,000	2,508,500
Four Lakes Re	2/2/2024	750,520	773,925
Galileo Re	5/2/2024	2,744,738	2,903,450
Gamboge Re	5/9/2024	12,435,361	14,533,535
Gateway Re	7/14/2023	1,000,000	1,020,300
Gateway Re	3/11/2024	1,250,000	1,277,625
Gleneagles Re 2021	1/13/2021	420,351	2,297
Gleneagles Re 2022	1/18/2022	7,329,006	2,632,327
Gullane Re 2024	2/14/2024	—	4,846,960
Gullane Re 2025	1/15/2025	50,310,000	48,297,600
Harambee Re 2018	12/19/2017	585,485	20,220
Harambee Re 2019	12/20/2018	—	—
Harambee Re 2020	2/27/2020	—	—
Herbie Re	2/15/2024	2,500,000	2,442,500
Herbie Re	2/15/2024	1,500,000	1,468,050
Herbie Re	12/17/2024	500,000	510,450
Herbie Re	12/17/2024	1,000,000	998,000
Hypatia Re	3/27/2023	350,000	369,215
Integrity Re	3/23/2023	5,051,166	5,190,000
Integrity Re	3/1/2024	1,000,000	1,024,400
Integrity Re	3/1/2024	1,000,000	950,000
Integrity Re II Pte	3/18/2020	250,000	—
International Bank for Reconstruction & Development	3/17/2023	750,000	761,250
International Bank for Reconstruction & Development	4/3/2024	1,000,000	1,021,400
International Bank for Reconstruction & Development	4/3/2024	1,972,644	2,069,400
International Bank for Reconstruction & Development	4/3/2024	500,000	502,600
Kendall Re	4/22/2024	2,000,000	2,112,000
Kendall Re	4/22/2024	750,000	780,000
Kilimanjaro II Re	6/24/2024	1,500,000	1,591,800
Kingston Heath Re 2021	1/13/2021	—	1,020,390
Kingston Heath Re 2025	1/30/2025	4,900,701	4,901,076
Lightning Re	3/20/2023	3,573,235	3,706,500
Lindrick Re 2018	6/21/2018	111,275	560,050
Lorenz Re 2019	6/26/2019	2,046,975	105,904
Mangrove Risk Solutions	7/9/2024	—	33,443
Mangrove Risk Solutions	7/9/2024	—	4,550
Mangrove Risk Solutions	7/9/2024	—	1,268
Marlon Re	5/24/2024	1,000,000	1,021,000
Matterhorn Re	1/29/2020	2,345,320	2,088,977
9Pioneer ILS Interval Fund | 1/31/25

Restricted Securities	Acquisition date	Cost	Value
Matterhorn Re	12/15/2021	$250,000	$247,225
Merion Re 2022-2	3/1/2022	30,163,156	28,515,398
Merion Re 2024-1	1/17/2024	—	325,977
Merion Re 2025-1	1/16/2025	10,862,238	11,068,534
Merna Re II	4/5/2023	1,000,000	1,039,400
Merna Re II	3/28/2024	2,015,667	2,055,000
Merna Re II	5/8/2024	1,500,000	1,569,300
Merna Re II	5/8/2024	500,000	525,400
Merna Re II	5/8/2024	3,000,000	3,166,500
MetroCat Re	2/21/2024	4,308,646	4,326,925
Mona Lisa Re	12/30/2022	2,000,000	2,096,000
Mona Lisa Re	2/22/2024	2,002,336	2,015,000
Mystic Re	4/17/2024	2,498,661	2,610,500
Oakmont Re 2020	12/3/2020	—	—
Oakmont Re 2024	5/23/2024	5,067,366	5,857,150
Old Head Re 2025	12/24/2024	10,639,690	10,889,409
Palm Re	4/4/2024	2,500,000	2,615,000
Pangaea Re 2021-3	6/17/2021	—	155,620
Pangaea Re 2024-3	7/26/2024	20,650,000	21,682,500
Pangaea Re 2025-1	1/16/2025	23,150,000	22,455,500
Phoenix 3 Re	12/21/2020	2,157,681	3,102,084
PI0047 2024-1	1/26/2024	45,897,658	51,023,408
Pine Valley Re 2025	1/7/2025	2,155,142	2,155,143
Portsalon Re 2021	8/3/2021	—	193,780
Portsalon Re 2022	7/20/2022	606,475	687,690
Puerto Rico Parametric Re	6/14/2024	250,000	258,800
Ramble Re	2/26/2024	2,000,000	2,007,200
Riviera Re 2018-2	4/10/2018	2,851,779	443,371
Rosapenna Re 2024	8/23/2024	9,045,000	9,528,738
Sanders Re	1/16/2024	1,975,000	2,063,875
Sanders Re	12/10/2024	1,250,249	1,248,875
Sanders Re	1/17/2025	250,497	250,225
Sanders Re III	3/24/2023	250,000	259,225
Sector Re V	12/4/2023	20,646	6,014,028
Sector Re V	12/29/2023	10,710	3,119,744
Sector Re V	12/31/2024	24,000,000	24,826,272
Sussex Re 2021-1	12/30/2020	—	—
Sussex Re 2022	1/27/2022	—	—
Thopas Re 2020	12/30/2019	—	3,836
Thopas Re 2021	12/30/2020	—	372,000
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	155,288
Thopas Re 2024	2/2/2024	—	4,169,937
Thopas Re 2025	1/10/2025	48,350,000	41,875,935
Torricelli Re 2021	7/1/2021	—	183,394
Torricelli Re 2022	7/26/2022	—	91,000
Torricelli Re 2023	7/26/2023	—	488,700
Torricelli Re 2024	7/25/2024	32,239,740	35,909,480
Veraison Re	1/30/2024	1,500,000	1,549,200
Pioneer ILS Interval Fund | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2018	12/22/2017	$456,152	$—
Viribus Re 2019	3/25/2019	—	—
Viribus Re 2020	12/30/2019	1,667,280	532,153
Viribus Re 2022	4/11/2022	—	29,979
Viribus Re 2023	2/2/2023	—	1,099,625
Viribus Re 2024	3/19/2024	3,958,334	5,467,647
Walton Health Re 2019	7/18/2019	—	1,102,769
Walton Health Re 2022	7/13/2022	18,375	765,205
Total Restricted Securities			$628,293,456
% of Net assets			96.2%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	$—	$—	$687,690	$687,690
Multiperil – U.S.	—	—	55,372,240	55,372,240
Multiperil – Worldwide	—	—	57,399,452	57,399,452
Windstorm – North Carolina	—	—	39,261	39,261
Windstorm – U.S. Regional	—	—	5,857,150	5,857,150
Reinsurance Sidecars
Multiperil – U.S.	—	—	24,992,354	24,992,354
Multiperil – U.S. Regional	—	—	—*	—*
Multiperil – Worldwide	—	—	382,157,312	382,157,312
All Other Insurance-Linked Securities	—	101,787,997	—	101,787,997
Open-End Fund	24,131,316	—	—	24,131,316
Total Investments in Securities	$24,131,316	$101,787,997	$526,505,459	$652,424,772
*	Securities valued at $0.
11Pioneer ILS Interval Fund | 1/31/25

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$ 552,088,845
Realized gain (loss)	(11,565,294)
Changed in unrealized appreciation (depreciation)	(19,115,826)
Return of capital	(131,168,631)
Purchases	289,806,140
Sales	(153,539,775)
Transfers out of Level 3*	—
Transfers in to Level 3*	—
Balance as of 1/31/25	$ 526,505,459
*	Transfers are calculated on the beginning of period values. During the period ended January 31, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at January 31, 2025:	$15,010,734
Pioneer ILS Interval Fund | 1/31/2512